THE DUNHAM FUNDS

Dunham International Opportunity Bond Fund
Class A (DAIOX)
Class C (DCIOX)
Class N (DNIOX)

Incorporated herein by reference is the definitive version of the prospectus supplement pertaining to the Dunham International Opportunity Bond Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on October 5, 2018 (SEC Accession No. 001580642-18-004819).